Operations, Divestments, Sale of CGR Dona Juana S.A ESP. ("Dona Juana") (Details) - Dona Juana [Member] R$ in Thousands, $ in Thousands														6 Months Ended		12 Months Ended
	Jul. 20, 2017 BRL (R$) R$ / shares	Jul. 20, 2017 USD ($) R$ / shares	Jul. 19, 2017 BRL (R$) R$ / shares	Jul. 19, 2017 USD ($) R$ / shares	Dec. 12, 2016 BRL (R$) R$ / shares	Dec. 12, 2016 USD ($) R$ / shares	Nov. 11, 2016 BRL (R$) R$ / shares	Nov. 11, 2016 USD ($) R$ / shares	Jun. 17, 2016 BRL (R$) R$ / shares	Jun. 17, 2016 USD ($) R$ / shares	Mar. 10, 2016 BRL (R$) R$ / shares	Mar. 10, 2016 USD ($) R$ / shares	Jan. 09, 2016 BRL (R$)	Jun. 30, 2018 BRL (R$)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 Installment	Dec. 31, 2016 Installment
Divestments [Abstract]
Ownership interest sold													51.00%
Term of agency agreement for sale of investments														18 months	18 months
Additional term of agency agreement for sale of investments														12 months	12 months
Percentage of proceeds received for investments														75.00%	75.00%
Sale amount | R$													R$ 5,856
Number of installment payments for investments | Installment																2	4
Type of remuneration [Abstract]
Total received by the Company through final settlement of accounts	R$ 41	$ 13	R$ 310	$ 98	R$ 1,848	$ 567	R$ 1,043	$ 320	R$ 1,204	$ 370	R$ 1,761	$ 541		R$ 6,207	$ 1,909
Currency exchange rate | R$ / shares	3.1402	3.1402	3.1533	3.1533	3.2591	3.2591	3.2591	3.2591	3.2591	3.2591	3.2591	3.2591
Additional extended term of agency agreement for sale of investments														14 months	14 months